Loans - Balance in ALLL and Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 830	$ 897
Collectively evaluated for impairment	4,407	5,213
Total ending allowance balance	5,237	6,110	9,758	7,090
Individually evaluated for impairment	9,854	12,131
Collectively evaluated for impairment	148,426	145,139
Subtotal	158,280	157,270
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	609	624
Collectively evaluated for impairment	702	1,657
Total ending allowance balance	1,311	2,281	1,879
Individually evaluated for impairment	1,091	821
Collectively evaluated for impairment	24,317	25,173
Subtotal	25,408	25,994
Real estate [Member] | Single-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	71
Collectively evaluated for impairment	261	207
Total ending allowance balance	332	207	241
Individually evaluated for impairment	129
Collectively evaluated for impairment	42,929	18,214
Subtotal	43,058	18,214
Real estate [Member] | Multi-family residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	24	11
Collectively evaluated for impairment	1,372	1,459
Total ending allowance balance	1,396	1,470	2,520
Individually evaluated for impairment	2,167	5,090
Collectively evaluated for impairment	19,409	22,073
Subtotal	21,576	27,163
Real estate [Member] | Construction Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment
Total ending allowance balance			74
Individually evaluated for impairment
Collectively evaluated for impairment	14
Subtotal	14
Real estate [Member] | Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	126	262
Collectively evaluated for impairment	1,820	1,601
Total ending allowance balance	1,946	1,863	4,719
Individually evaluated for impairment	6,467	6,085
Collectively evaluated for impairment	47,824	63,672
Subtotal	54,291	69,757
Consumer [Member] | Home equity lines of credit [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	241	272
Total ending allowance balance	241	272	303
Individually evaluated for impairment		135
Collectively evaluated for impairment	12,963	14,786
Subtotal	12,963	14,921
Consumer [Member] | Other [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment
Collectively evaluated for impairment	11	17
Total ending allowance balance	11	17	22
Individually evaluated for impairment
Collectively evaluated for impairment	970	1,221
Subtotal	$ 970	$ 1,221